NET LOSS PER SHARE - Summary of Anti-dilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Incremental shares on share options and RSUs
Summary of Anti-dilutive Securities
Anti-dilutive securities	1,455,957	1,241,772